Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	MIND CTI LTD
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	19,985,826
Amendment Flag	false
Entity Central Index Key	0001119083
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity File Number	000-31215
Entity Incorporation, State or Country Code	L3
Entity Interactive Data Current	Yes